Share-Based Compensation (Summary Of Restriced Stock Awards And Restricted Stock Units) (Detail) - Restricted Stock And Restricted Stock Units [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Shares, Non-vested, beginning balance | shares	2,155,996
Shares, Granted | shares	1,290,185
Shares, Vested | shares	(274,059)
Shares, Forfeited | shares	(608,485)
Shares, Non-vested, ending balance | shares	2,563,637
Weighted average grant-date fair value, Non-vested, beginning balance | $ / shares	$ 16.40
Weighted average grant-date fair value, Granted | $ / shares	14.76
Weighted average grant-date fair value, Vested | $ / shares	17.98
Weighted average grant-date fair value, Forfeited | $ / shares	13.80
Weighted average grant-date fair value, Non-vested, ending balance | $ / shares	$ 16.03